Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses
5. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued payroll and related expenses	$1,622	$4,162
Accrued external research and development expenses	1,390	3,091
Accrued professional fees	1,666	654
Accrued other	224	364

	$4,902	$8,271

5. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll and related expenses	$4,162	$3,346
Accrued external research and development expenses	3,091	2,813
Deferred rent, current portion	—	555
Accrued other	1,018	1,109

	$8,271	$7,823